Cover		3 Months Ended
	May 08, 2020	Mar. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Registrant Name	Adverum Biotechnologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Saginaw Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	656-9323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol		ADVM
Title of 12(b) Security		Common Stock
Security Exchange Name		NASDAQ
Entity File Number	001-36579
Entity Tax Identification Number	20-5258327
Entity Central Index Key	0001501756
Amendment Flag	false